S-K 1604(c) De-SPAC Dilution	Apr. 29, 2026 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Adjustment	6,021,333
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 30,194,760
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.25)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	5.01
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share (in Dollars per share) | $ / shares	$ 4.99
No Redemption [Member] | SPAC Public Shares held by Unaffiliated Public Shareholders [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	2,930,233
No Redemption [Member] | SPAC Sponsor Shares (Founder Shares) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	1,397,500
No Redemption [Member] | SPAC Sponsor Shares (Private Placement Units) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	228,000
No Redemption [Member] | SPAC independent director shares (Founder Shares) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	40,000
No Redemption [Member] | SPAC Representative Shares (IPO Underwriter) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	230,000
No Redemption [Member] | Public Rights (converted) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	1,150,000
No Redemption [Member] | Private Rights (converted) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	45,600
No Redemption [Member] | Adjusted for Trust account balance as of December 31, 2025 [Memeber]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 32,087,675
No Redemption [Member] | Transaction expenses to be incurred by SPAC [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ (400,000)
No Redemption [Member] | SPAC’s initial public offering price [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 10
Redemption at 25 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Adjustment	5,288,775
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 22,172,841
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.28)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	4.19
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share (in Dollars per share) | $ / shares	$ 5.81
Redemption at 25 Percent of Maximum [Member] | SPAC Public Shares held by Unaffiliated Public Shareholders [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	2,197,675
Redemption at 25 Percent of Maximum [Member] | SPAC Sponsor Shares (Founder Shares) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	1,397,500
Redemption at 25 Percent of Maximum [Member] | SPAC Sponsor Shares (Private Placement Units) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	228,000
Redemption at 25 Percent of Maximum [Member] | SPAC independent director shares (Founder Shares) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	40,000
Redemption at 25 Percent of Maximum [Member] | SPAC Representative Shares (IPO Underwriter) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	230,000
Redemption at 25 Percent of Maximum [Member] | Public Rights (converted) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	1,150,000
Redemption at 25 Percent of Maximum [Member] | Private Rights (converted) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	45,600
Redemption at 25 Percent of Maximum [Member] | Adjusted for Trust account balance as of December 31, 2025 [Memeber]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 24,065,756
Redemption at 25 Percent of Maximum [Member] | Transaction expenses to be incurred by SPAC [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 400,000
Redemption at 25 Percent of Maximum [Member] | SPAC’s initial public offering price [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 10
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Adjustment	4,556,217
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 14,150,923
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.33)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	3.11
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share (in Dollars per share) | $ / shares	$ 6.89
Redemption at 50 Percent of Maximum [Member] | SPAC Public Shares held by Unaffiliated Public Shareholders [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	1,465,117
Redemption at 50 Percent of Maximum [Member] | SPAC Sponsor Shares (Founder Shares) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	1,397,500
Redemption at 50 Percent of Maximum [Member] | SPAC Sponsor Shares (Private Placement Units) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	228,000
Redemption at 50 Percent of Maximum [Member] | SPAC independent director shares (Founder Shares) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	40,000
Redemption at 50 Percent of Maximum [Member] | SPAC Representative Shares (IPO Underwriter) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	230,000
Redemption at 50 Percent of Maximum [Member] | Public Rights (converted) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	1,150,000
Redemption at 50 Percent of Maximum [Member] | Private Rights (converted) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	45,600
Redemption at 50 Percent of Maximum [Member] | Adjusted for Trust account balance as of December 31, 2025 [Memeber]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 16,043,838
Redemption at 50 Percent of Maximum [Member] | Transaction expenses to be incurred by SPAC [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 400,000
Redemption at 50 Percent of Maximum [Member] | SPAC’s initial public offering price [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 10
Redemption at 75 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Adjustment	3,823,658
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 6,129,004
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.39)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	1.6
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share (in Dollars per share) | $ / shares	$ 8.4
Redemption at 75 Percent of Maximum [Member] | SPAC Public Shares held by Unaffiliated Public Shareholders [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	732,558
Redemption at 75 Percent of Maximum [Member] | SPAC Sponsor Shares (Founder Shares) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	1,397,500
Redemption at 75 Percent of Maximum [Member] | SPAC Sponsor Shares (Private Placement Units) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	228,000
Redemption at 75 Percent of Maximum [Member] | SPAC independent director shares (Founder Shares) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	40,000
Redemption at 75 Percent of Maximum [Member] | SPAC Representative Shares (IPO Underwriter) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	230,000
Redemption at 75 Percent of Maximum [Member] | Public Rights (converted) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	1,150,000
Redemption at 75 Percent of Maximum [Member] | Private Rights (converted) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	45,600
Redemption at 75 Percent of Maximum [Member] | Adjusted for Trust account balance as of December 31, 2025 [Memeber]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 8,021,919
Redemption at 75 Percent of Maximum [Member] | Transaction expenses to be incurred by SPAC [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 400,000
Redemption at 75 Percent of Maximum [Member] | SPAC’s initial public offering price [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 10
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Adjustment	3,091,100
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ (1,892,915)
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.48)
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	(0.61)
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share (in Dollars per share) | $ / shares	$ 10.61
Redemption at 100 Percent of Maximum [Member] | SPAC Public Shares held by Unaffiliated Public Shareholders [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering
Redemption at 100 Percent of Maximum [Member] | SPAC Sponsor Shares (Founder Shares) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	1,397,500
Redemption at 100 Percent of Maximum [Member] | SPAC Sponsor Shares (Private Placement Units) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	228,000
Redemption at 100 Percent of Maximum [Member] | SPAC independent director shares (Founder Shares) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	40,000
Redemption at 100 Percent of Maximum [Member] | SPAC Representative Shares (IPO Underwriter) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	230,000
Redemption at 100 Percent of Maximum [Member] | Public Rights (converted) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	1,150,000
Redemption at 100 Percent of Maximum [Member] | Private Rights (converted) [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Number of Shares Used, Offering	45,600
Redemption at 100 Percent of Maximum [Member] | Adjusted for Trust account balance as of December 31, 2025 [Memeber]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $
Redemption at 100 Percent of Maximum [Member] | Transaction expenses to be incurred by SPAC [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 400,000
Redemption at 100 Percent of Maximum [Member] | SPAC’s initial public offering price [Member]
De-SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 10